SUBSEQUENT EVENTS (Details) - CAD ($) $ in Millions		12 Months Ended
	Jan. 15, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SUBSEQUENT EVENTS
Payments to acquire property, plant, and equipment		$ 6,806	$ 8,287	$ 5,128
Subsequent Event
SUBSEQUENT EVENTS
Percentage of assets acquired	100.00%
Payments to acquire property, plant, and equipment	$ 265